Note 16 - Financial Instruments - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Financial assets		$ 362,815	$ 311,482
Financial liabilities		66,992	71,409
Total financial liabilities, including interest		67,588	70,905
Lease liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		3,084	3,482
Non-current financial liabilitie		5,201	1,944
Current financial liabilities		3,084	3,482
Interest bearing loans [member]
Statement Line Items [Line Items]
Current financial liabilities		146	7,793
Non-current financial liabilitie		0	160
Current financial liabilities		146	7,793
Other noncurrent liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilitie		68	23
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		46,937	38,378
Current financial liabilities		46,937	38,378
Other current liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		12,152	19,125
Current financial liabilities		12,152	19,125
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		66,992	71,409
Current financial liabilities		46,937	38,378
Current financial liabilities		46,937	38,378
Financial liabilities at amortised cost, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Financial liabilities		7,835	13,508
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Financial liabilities		12,220	19,148
Later than six months and not later than one year [member]
Statement Line Items [Line Items]
Total financial liabilities, including interest		62,319	68,778
Later than six months and not later than one year [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		3,084	3,482
Non-current financial liabilitie		0	0
Current financial liabilities		3,084	3,482
Later than six months and not later than one year [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Current financial liabilities		146	7,793
Non-current financial liabilitie		0	0
Current financial liabilities		146	7,793
Later than six months and not later than one year [member] | Other noncurrent liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilitie		0	0
Later than six months and not later than one year [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		46,937	38,378
Current financial liabilities		46,937	38,378
Later than six months and not later than one year [member] | Other current liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		12,152	19,125
Current financial liabilities		12,152	19,125
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total financial liabilities, including interest		2,228	2,104
Later than one year and not later than three years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		0	0
Non-current financial liabilitie		2,228	1,944
Current financial liabilities		0	0
Later than one year and not later than three years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Current financial liabilities		0	0
Non-current financial liabilitie		0	160
Current financial liabilities		0	0
Later than one year and not later than three years [member] | Other noncurrent liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilitie		0	0
Later than one year and not later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		0	0
Current financial liabilities		0	0
Later than one year and not later than three years [member] | Other current liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		0	0
Current financial liabilities		0	0
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Total financial liabilities, including interest		3,041	23
Later than three years and not later than five years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		0	0
Non-current financial liabilitie		2,973	0
Current financial liabilities		0	0
Later than three years and not later than five years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Current financial liabilities		0	0
Non-current financial liabilitie		0	0
Current financial liabilities		0	0
Later than three years and not later than five years [member] | Other noncurrent liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilitie		68	23
Later than three years and not later than five years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		0	0
Current financial liabilities		0	0
Later than three years and not later than five years [member] | Other current liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities		0	0
Current financial liabilities		0	0
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial assets		133,290	64,382
Financial assets at amortised cost, category [member] | Receivables from sale of investments [member]
Statement Line Items [Line Items]
Financial assets		56,374	0
Financial assets at amortised cost, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets		57,923	43,864
Financial assets at amortised cost, category [member] | Other receivables [member]
Statement Line Items [Line Items]
Financial assets		18,993	20,518
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets		229,525	247,100
Financial assets at fair value through profit or loss, category [member] | Receivables from sale of investments [member]
Statement Line Items [Line Items]
Financial assets		76,278	0
Financial assets at fair value through profit or loss, category [member] | Unlisted preferred and ordinary shares [member]
Statement Line Items [Line Items]
Financial assets	[1]	86,997	168,965
Financial assets at fair value through profit or loss, category [member] | Listed equity instruments [member[
Statement Line Items [Line Items]
Financial assets	[2]	$ 66,250	$ 78,135

[1]	In 2021, Opera held investments in preferred and ordinary shares in OPay, preferred shares in Star X, and ordinary shares in Fjord Bank, all of which are unlisted and measured at fair value through profit or loss. In the Statement of Financial Position as of year-end 2021, the carrying amount of the shares in OPay and Star X were presented as part of assets held for sale, while the investment in Fjord Bank was presented as part of non-current financial assets. In 2020, OPay and Star X were classified as associates and the carrying amounts of the investments were presented as part of investments in associates and joint ventures. Changes in the fair value of unlisted equity investment are presented as fair value gain on investments in the Statement of Operations. See Note 12 for more information.
[2]	In the Statement of Financial Position, investments in listed equity securities are presented as marketable securities while equity derivative liabilities are presented as other current liabilities, as specified in Note 16.